                                FEBRUARY 24, 2000

                              DELAWARE POOLED TRUST
                             THE BALANCED PORTFOLIO

                          SUPPLEMENT TO THE PROSPECTUS

The Prospectus is hereby amended and supplemented to reflect the following changes to the investment strategy and portfolio management of The Balanced Portfolio of Delaware Pooled Trust.

          Delete the second sentence under "What are the Portfolio's main investment strategies?" in the section entitled "Profile: The Balanced Portfolio" on page 1 of the Prospectus.


          The following is inserted as the second paragraph under "What are the Portfolio's main investment strategies?" in the section entitled "Profile: The Balanced Portfolio" on page 1 of the Prospectus:

"We seek capital appreciation by investing primarily in common stocks of companies we believe have:

          o Reasonably priced equity securities with strong, consistent and predictable earnings growth rates.
          o Strong, capable management teams and competitive products or services.
          o    An attractive debt to capitalization ratio or strong cash flow."

          The following replaces the description of "Convertible Securities" under the section entitled "Additional Investment Information" on page 3 of the
Prospectus:

-----------------------------------------------------------------------------------------------------------------------------
                Securities                                                      How we use them
------------------------------------------------------- ---------------------------------------------------------------------
Convertible Securities: Usually preferred               The Portfolio may invest a portion of its assets in convertible
stocks or corporate bonds that can be                   securities in any industry. The Portfolio may invest up to 10%
exchanged for a set number of shares of                 in convertible securities that are rated below investment grade
common stock at a predetermined price.                  or, if unrated, considered to be of equivalent quality.
These securities offer higher appreciation
potential than nonconvertible bonds and
greater income potential than nonconvertible
preferred stocks.
-----------------------------------------------------------------------------------------------------------------------------

         The following supplements the section entitled "Risk Factors" on page 5 of the Prospectus:

-----------------------------------------------------------------------------------------------------------------------------
                    Risks                                                  How we strive to manage them
------------------------------------------------------- ---------------------------------------------------------------------
Portfolio Turnover rates reflect the amount of          The change in the equity investment strategy for the Portfolio as set
securities that are replaced from the beginning         forth in this supplement to the Prospectus is effective as of the date
of the year to the end of the year by the               of this supplement. We expect that the new strategy will begin to be
Portfolio. The higher the amount of portfolio           fully implemented during April 2000. The implementation of this change
activity, the higher the brokerage costs and            in strategy may result in an annual portfolio turnover rate for the
other transaction costs of the Portfolio are likely     Portfolio that is greater than 100%.
to be. The amount of portfolio activity will also
affect the amount of taxes payable by the
Portfolio's shareholders that are subject to
federal income tax, as well as the character
(ordinary income vs. capital gains) of such tax
obligations.
-----------------------------------------------------------------------------------------------------------------------------

          Frank X. Morris no longer serves as Portfolio Manager to The Balanced Portfolio. Delete the biography of "Frank X. Morris" under the section entitled "Management of the Fund" on page 7 of the Prospectus.


          The following paragraph supplements the description of "Portfolio Managers" under the section entitled "Management of the Fund" on page 7 of the
Prospectus:

"John Jares
Vice President/Senior Portfolio Manager - The Balanced Portfolio
Mr. Jares holds a BS degree in finance and an MBA from the University of Colorado. He will join Delaware Investments in March 2000. Mr. Jares comes to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA Charterholder."

                                FEBRUARY 24, 2000

                              DELAWARE POOLED TRUST
                             THE BALANCED PORTFOLIO

                          SUPPLEMENT TO THE PROSPECTUS

The Prospectus is hereby amended and supplemented to reflect the following changes to the investment strategy and portfolio management of The Balanced Portfolio of Delaware Pooled Trust.

          Delete the second sentence under "What are the Portfolio's main investment strategies?" in the section entitled "Profile: The Balanced Portfolio" on page 5 of the Prospectus.

          The following is inserted as the second paragraph under "What are the Portfolio's main investment strategies?" in the section entitled "Profile: The Balanced Portfolio" on page 5 of the Prospectus:

"We seek capital appreciation by investing primarily in common stocks of companies we believe have:

          o Reasonably priced equity securities with strong, consistent and predictable earnings growth rates.
          o Strong, capable management teams and competitive products or services.
          o    An attractive debt to capitalization ratio or strong cash flow."


          The following replaces the description of "Convertible Securities" under the section entitled "Additional Investment Information" on page 60 of the
Prospectus:

-----------------------------------------------------------------------------------------------------------------------------
                Securities                                                      How we use them
------------------------------------------------------- ---------------------------------------------------------------------
Convertible Securities: Usually preferred               The Balanced, The Equity Income, The Select Equity, The Mid-Cap Value
stocks or corporate bonds that can be                   Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The
exchanged for a set number of shares of                 Core Equity, The All-Cap Growth Equity, The High-Yield Bond, The
common stock at a predetermined price. These            International Small-Cap, The International Equity, The International
securities offer higher appreciation                    Large-Cap Equity and The Asset Allocation Portfolios may invest a
potential than nonconvertible bonds and                 portion of their assets in convertible securities in any industry,
greater income potential than nonconvertible            and The Real Estate Investment Trust Portfolios' assets may be
preferred stocks.                                       invested in convertible securities of issuers in the real estate industry. Convertible securities acquired by The Mid-Cap Value
                                                        Equity, The Small-Cap Value Equity, The Real Estate Investment Trust,
                                                        The High-Yield Bond, The International Small-Cap and The Asset
                                                        Allocation Portfolios may be rated below investment grade or unrated.  In the case of The Core Equity and The Balanced Portfolios, investments in securities rated below investment grade or, if unrated, considered to be of equivalent quality, will be limited to no more than 5% and 10% of net assets, respectively. The Mid-Cap
                                                        Value Equity, The Real Estate Investment Trust, The High-Yield Bond,
                                                        The Emerging Markets, The International Small-Cap and The Asset
                                                        Allocation Portfolios may invest in convertible preferred stocks that offer various yield, dividend or other enhancements. Such enhanced convertible preferred securities include instruments like PERCS
                                                        (Preferred Equity Redemption Cumulation Stock), PRIDES (Preferred
                                                        Redeemable Increased Dividend Equity Securities) and DECS (Dividend
                                                        Enhanced Convertible Securities).
-----------------------------------------------------------------------------------------------------------------------------

          The following supplements the description of "Portfolio Turnover" under the section entitled "Risk Factors" on page 67 of the Prospectus:

"The change in the equity investment strategy for The Balanced Portfolio as set forth in this supplement to the Prospectus is effective as of the date of this supplement. We expect that the new strategy will begin to be fully implemented during April 2000. The implementation of this change in strategy may result in an annual portfolio turnover rate for The Balanced Portfolio that is greater than 100%."


          Frank X. Morris no longer serves as Portfolio Manager to The Balanced Portfolio. All references to The Balanced Portfolio are deleted from the biography of "Frank X. Morris" under the section entitled "Management of the Fund" on page 72 of the Prospectus.


          The following paragraph supplements the description of "Fund Officers and Portfolio Managers" under the section entitled "Management of the Fund" on page 69 of the Prospectus:

"John Jares
Vice President/Senior Portfolio Manager - The Balanced Portfolio
Mr. Jares holds a BS degree in finance and an MBA from the University of Colorado. He will join Delaware Investments in March 2000. Mr. Jares comes to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA Charterholder."